Equity shares table (Details) - Treasury shares [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movements of treasury shares [Line Items]
Number of shares outstanding	7,753,399	4,759,310	1,168,290
Reduction of share capital number of shares	(3,663,864)	3,900,000
Remuneration schemes number of shares	(511,587)	(308,980)
Different corporate actions	7,169,540
Number of shares purchased [Member]
Movements of treasury shares [Line Items]
Number of shares outstanding	26,756,284	3,900,000
Reduction of share capital number of shares	19,586,744	3,900,000
Remuneration schemes number of shares	0	0
Different corporate actions	7,169,540
Number of shares applied to purpose [Member]
Movements of treasury shares [Line Items]
Number of shares outstanding	(23,762,195)	(308,980)
Reduction of share capital number of shares	(23,250,608)	0
Remuneration schemes number of shares	(511,587)	(308,980)
Different corporate actions	0